Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	December 31, 2015		December 31,2014
	RMB	US$	RMB
Buildings	78,769	12,160	77,828
Plant and equipment	764,038	117,946	764,093
Computer equipment	2,449	378	2,459
Furniture and fixtures	13,730	2,120	13,444
Motor vehicles	2,094	323	2,094
	861,080	132,927	859,918
Less: accumulated depreciation	(422,840)	(65,275)	(377,384)
Impairment of plant and equipment	(7,219)	(1,114)	-
	431,021	66,538	482,534